PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Composition of Property and Equipment and Related Accumulated Depreciation

				Office
	Land and			equipment and	Computer
Cost	building	Machinery	Motor vehicles	furniture	software	Total
Balance, July 1, 2019	$1,310,639	$1,055,450	$268,155	$175,262	$96,475	$2,905,981
Additions	-	39,275	30,011	57,769	102,552	229,607
Reclassified to assets held for distribution	-	-	-	-	(10,187)	(10,187)
Foreign currency translation impact	(27,019)	(35,688)	(2,601)	(4,657)	(5,340)	(75,305)
Balance, June 30, 2020	$1,283,620	$1,059,037	$295,565	$228,374	$183,500	$3,050,096
Additions	-	2,232	-	110,935	-	113,167
Disposals	(653,620)	(859,519)	(54,146)	(37,327)	(31)	(1,604,643)
Foreign currency translation impact	-	497	1,163	13,259	18,266	33,185
Balance, June 30, 2021	$630,000	$202,247	$242,582	$315,241	$201,735	$1,591,805

Accumulated depreciation and amortization
Balance, July 1, 2019	$(680,640)	$(878,165)	$(107,922)	$(141,209)	$(96,439)	$(1,904,375)
Depreciation and amortization	-	(22,795)	(40,305)	(26,136)	(1,446)	(90,682)
Reclassified to assets held for distribution	-	-	-	-	34	34
Foreign currency translation impact	27,020	33,953	2,413	4,728	3,847	71,961
Balance, June 30, 2020	$(653,620)	$(867,007)	$(145,814)	$(162,617)	$(94,004)	$(1,923,062)
Depreciation and amortization	-	(24,538)	(45,820)	(38,080)	(23,769)	(132,207)
Disposals	653,620	819,698	54,556	73,376	31	1,601,281
Foreign currency translation impact	-	(224)	(506)	(8,270)	(10,178)	(19,178)
Balance, June 30, 2021	$-	$(72,071)	$(137,584)	$(135,591)	$(127,920)	$(473,166)

Carrying amount
Balance, June 30, 2020	$630,000	$192,030	$149,751	$65,757	$89,496	$1,127,034
Balance, June 30, 2021	$630,000	$130,176	$104,998	$179,650	$73,815	$1,118,639